DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Exchange rate	6.3726
Net revenues [Member] | Product concentration [Member] | K-12 Robotics Programming [Member]
Concentration Risk [Line Items]
Concentration percentage	27.90%	15.70%	9.30%
Net revenues [Member] | Product concentration [Member] | K-12 Programming [Member]
Concentration Risk [Line Items]
Concentration percentage	19.40%	20.60%	12.80%
Net revenues [Member] | Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	11.80%	13.80%	19.00%
Net revenues [Member] | Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	16.80%	22.90%
Net revenues [Member] | Product concentration [Member] | Major Products [Member]
Concentration Risk [Line Items]
Concentration percentage	70.10%	66.90%	64.00%
Net revenues [Member] | Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	16.20%	17.20%	13.80%
Net revenues [Member] | Geographic concentration [Member] | Hangzhou [Member]
Concentration Risk [Line Items]
Concentration percentage	11.10%	13.90%	18.80%